Share-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-Based Compensation [Abstract]
Percent of market price (in hundredths)	100.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted under existing stock plans (in shares)	1,500,000
Expense for stock options is recognized on a straight-line basis (in years)	3Y
Grant Date Weighted- Average Fair Value [Abstract]
Total intrinsic values of shares vested	$ 6,200,000	$ 9,200,000	$ 3,300,000
Total pre-tax share-based compensation recognized in the Consolidated Statements of Earnings	7,800,000	5,700,000	3,900,000
Tax related benefits	1,200,000	700,000	500,000
Cash received from the exercise of stock options	2,600,000	12,900,000	9,700,000
Range of Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 18.57
Exercise price range, upper range (in dollars per share)	$ 20.06
Options outstanding (in shares)	50,000
Weighted-average remaining contractual life (in years)	2.8
Weighted-average exercise price (in dollars per share)	$ 19.11
Options exercisable (in shares)	50,000
Weighted-average exercise price (in dollars per share)	$ 19.11
Range of Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 20.07
Exercise price range, upper range (in dollars per share)	$ 22.99
Options outstanding (in shares)	38,000
Weighted-average remaining contractual life (in years)	2.7
Weighted-average exercise price (in dollars per share)	$ 20.63
Options exercisable (in shares)	38,000
Weighted-average exercise price (in dollars per share)	$ 20.63
Range of Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 23.00
Exercise price range, upper range (in dollars per share)	$ 30.07
Options outstanding (in shares)	119,000
Weighted-average remaining contractual life (in years)	3.4
Weighted-average exercise price (in dollars per share)	$ 24.29
Options exercisable (in shares)	119,000
Weighted-average exercise price (in dollars per share)	$ 24.29
Nonvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted under existing stock plans (in shares)	900,000
Aggregate intrinsic value [Abstract]
Expense for shares of nonvested stock is recognized (in years)	5Y
Age participant attains for recognition of expenses from date of grant	65
Nonvested Stock [Roll Forward]
Outstanding, Beginning (in shares)	363,000	424,000	454,000
Granted (in shares)	270,000	265,000	235,000
Vested (in shares)	(175,000)	(259,000)	(131,000)
Cancelled (in shares)	(58,000)	(67,000)	(134,000)
Outstanding, Ending (in shares)	400,000	363,000	424,000
Grant Date Weighted- Average Fair Value [Abstract]
Outstanding, Beginning (in dollars per share)	$ 29.20	$ 24.44	$ 24.42
Granted (in dollars per share)	$ 35.48	$ 34.45	$ 24.78
Vested (in dollars per share)	$ 34.04	$ 27.92	$ 24.66
Cancelled ( in dollars per share)	$ 28.45	$ 24.79	$ 24.76
Outstanding, Ending Balance (in dollars per share)	$ 31.42	$ 29.20	$ 24.44
Aggregate Intrinsic Value	15,142,000	13,340,000	11,142,000	10,847,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercisable, vesting period (in years)	3Y
Expiration from date of grant (in years)	10Y
Stock Options [Roll Forward]
Outstanding, beginning of period (in shares)	328,000	910,000	1,450,000
Exercised (in shares)	(121,000)	(582,000)	(502,000)
Cancelled (in shares)	0	0	(38,000)
Outstanding, end of period (in shares)	207,000	328,000	910,000
Exercisable, end of period (in shares)	207,000
Weighted- Average Exercise Price [Abstract]
Outstanding, beginning of period (in dollars per share)	$ 22.06	$ 22.13	$ 21.17
Exercised (in dollars per share)	$ 21.55	$ 22.16	$ 19.34
Cancelled (in dollars per share)	$ 0	$ 0	$ 22.58
Outstanding, end of period (in dollars per share)	$ 22.36	$ 22.06	$ 22.13
Exercisable, end of period (in dollars per share)	$ 22.36
Weighted average remaining life (years) [Abstract]
Weighted average remaining life (in years)	3.1	3.9	4.4	5.0
Exercisable, weighted average remaining life (in years)	3.1
Aggregate intrinsic value [Abstract]
Aggregate intrinsic value of stock options, outstanding	3,222,000	4,807,000	3,852,000	4,110,000
Aggregate intrinsic values of stock options exercised	1,700,000	3,900,000	2,500,000
Aggregate intrinsic value of stock options, exercisable	$ 3,222,000